Statement of Changes in Net Assets Available for Benefits - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employer	$ 5,240,595
Participants	15,114,385
Rollovers	2,953,729
Total contributions	23,308,709
Deductions from net assets attributed to:
Benefits paid to participants	44,594,135
Administrative fees	445,161
Total deductions	45,039,296
Investment income:
Interest and dividends	1,331,274
Net change in fair value of investments	16,390,227
Investment income - Zurn Elkay Master Trust	42,006,413
Investment income	59,727,914
Interest income on notes receivable from participants	370,054
Increase in net assets available for benefits before conversion in	38,367,381
Conversion in	56,313
Net increase in net assets available for benefits	38,423,694
Net assets available for benefits - beginning of year	368,304,502
Net assets available for benefits - end of year	$ 406,728,196